Equity - Additional Information (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2017
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 3,954,491,479,000	$ 2,229,108,975,000	$ 1,891,727,278,668,000
Treasury shares	72,388,009,000
Issuance of new shares	665,829,207,000
Valuation of capital increase due to the merger	1,071,727,279
Payment by minority shareholders	3,924,530
Share repurchase	72,388,009,000
Enel Generacin Chile S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net asset value	712,519,037,000	456,844,078,000
Enel Chile [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 3,954,491,479	$ 2,229,108,975
Number of shares outstanding	70,134,077,818	49,092,772,762
Treasury shares	$ 72,388,009,000
Treasury shares held	967,520,598